Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Accrued expenses and other liabilities
Schedule of accrued expenses and other liabilities

	At March 31,
	2022	2021	2020
	€M	€M	€M
Accruals	953.0	887.3	1,553.1
Indirect tax and duties	485.6	96.7	489.8
Unearned revenue (contract liabilities)	1,554.2	290.9	546.5
	2,992.8	1,274.9	2,589.4

Contract liabilities comprise:	At March 31,
	2022	2021	2020
	€M	€M	€M
Opening contract liabilities	290.9	546.5	1,962.3
Revenue deferred during the year	5,648.4	1,248.0	6,107.2
Revenue recognized during the year	(4,385.1)	(1,503.6)	(7,523.0)
Closing contract liabilities	1,554.2	290.9	546.5

Schedule of indirect tax and duties

	At March 31,
	2022	2021	2020
	€M	€M	€M
PAYE (payroll taxes)	13.5	11.2	25.3
Other tax (principally air passenger duty in various countries)	472.1	85.5	464.5
	485.6	96.7	489.8